Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

March 31, 2019

PFL-QTLY-0519
1.814657.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	804,622
Pennsylvania - 96.2%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,042,460
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,156,290
5% 12/1/30	1,365,000	1,569,054
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,781,258
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2018:
5% 3/1/33	1,570,000	1,848,251
5% 3/1/34	2,250,000	2,641,298
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,001,888
Series 2018, 5% 6/1/43	4,750,000	5,492,853
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,566,429
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,811,072
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	573,020
5% 7/1/27	490,000	560,242
5% 7/1/28	540,000	617,954
5% 7/1/29	710,000	812,119
5% 7/1/30	685,000	779,098
5% 7/1/35	1,885,000	2,107,166
5% 7/1/39	6,675,000	7,378,211
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,587,898
5% 7/15/30	1,500,000	1,808,160
5% 7/15/31	1,250,000	1,494,388
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,143,680
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,273,700
Series 2016 A:
4% 11/15/32	350,000	370,832
4% 11/15/34	250,000	263,460
4% 11/15/35	200,000	210,454
5% 11/15/28	840,000	981,364
5% 11/15/29	1,625,000	1,890,883
5% 11/15/30	685,000	791,620
5% 11/15/46	6,605,000	7,338,485
Series 2016 B:
4% 11/15/40	600,000	621,054
4% 11/15/47	3,605,000	3,711,203
Series 2018 A:
5% 11/15/26	1,140,000	1,351,561
5% 11/15/27	225,000	269,969
5% 11/15/28	200,000	238,856
5% 11/15/29	200,000	237,962
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	875,856
5% 6/1/25	1,175,000	1,283,382
5% 6/1/26	1,250,000	1,362,488
5% 6/1/42	12,000,000	12,891,110
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,649,048
5% 11/1/42	3,000,000	3,243,990
Series 2016:
5% 5/1/30	1,000,000	1,173,500
5% 5/1/31	500,000	581,935
5% 5/1/32	750,000	867,990
5% 5/1/33	2,210,000	2,550,539
5% 5/1/34	1,000,000	1,150,740
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,177,286
5% 5/1/48	4,000,000	4,233,680
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,450,185
5% 6/1/35	1,000,000	1,134,400
5% 6/1/36	500,000	565,520
5% 6/1/42	7,410,000	7,909,953
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	376,618
5% 8/1/22	300,000	332,223
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,188,809
5% 7/1/27	2,500,000	2,695,175
Series 2016 A, 5% 7/1/46	3,500,000	3,743,810
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	233,552
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	2,750,000	2,931,858
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,418,923
5% 8/1/34	1,000,000	1,104,570
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,841,915
5.375% 7/1/42	2,130,000	2,214,753
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,063,340
Series 2017 A2, 5% 2/15/39	1,880,000	2,153,728
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	666,751
6% 6/1/39	1,625,000	1,768,796
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	679,745
5% 11/1/25	665,000	775,949
5% 11/1/27	1,105,000	1,318,563
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,180,630
5% 8/15/33	1,000,000	1,173,390
5% 8/15/34	1,000,000	1,169,990
5% 8/15/36	1,000,000	1,163,090
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,585,756
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,850,646
5% 4/1/44	1,295,000	1,456,228
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,552,400
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,206,809
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,788,450
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	186,408
5% 10/1/20	215,000	222,448
5% 10/1/21	245,000	258,869
5% 10/1/22	275,000	296,414
5% 10/1/23	1,305,000	1,431,650
5% 10/1/24	335,000	373,170
5% 10/1/25	750,000	835,013
5% 10/1/26	1,000,000	1,110,330
5% 10/1/27	1,000,000	1,107,070
Series 2016 A, 5% 10/1/40	4,000,000	4,321,480
Series 2018 A, 5% 9/1/26	1,500,000	1,783,155
Montgomery County Indl. Dev. Auth. Series 2017:
5% 12/1/33	2,150,000	2,560,199
5% 12/1/35	1,000,000	1,183,440
5% 12/1/36	2,660,000	3,138,960
5% 12/1/37	1,515,000	1,781,079
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,118,990
5% 4/1/42	1,000,000	1,118,690
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,610,295
5% 8/15/43	2,000,000	2,283,680
5% 8/15/48	2,500,000	2,855,675
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,509,214
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	477,024
5% 7/1/29	300,000	356,760
5% 7/1/30	375,000	442,571
5% 7/1/31	425,000	497,943
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,866,278
5% 3/1/25	3,255,000	3,474,127
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	2,255,000	2,547,383
Series 2015 1, 5% 3/15/31	7,000,000	8,018,430
Series 2015, 5% 3/15/33	2,880,000	3,283,315
Series 2017:
5% 1/1/27	3,000,000	3,636,690
5% 1/1/28	7,000,000	8,408,680
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,272,040
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/20	300,000	308,908
5% 3/1/22	275,000	299,690
5% 3/1/23	585,000	642,991
First Series 2012:
5% 4/1/21	500,000	532,370
5% 4/1/22	600,000	657,000
5% 4/1/23	800,000	874,032
5% 4/1/24	1,100,000	1,200,111
Series 2010 E, 5% 5/15/31	2,500,000	2,586,475
Series 2016, 5% 5/1/33	2,200,000	2,517,570
Series 2017 A, 5% 8/15/46	3,000,000	3,498,030
Series 2018 A, 5% 2/15/48	4,000,000	4,731,360
Series 2019 A:
4% 3/1/37	750,000	798,870
5% 3/1/36	1,000,000	1,185,160
5% 3/1/38	1,000,000	1,175,240
5% 3/1/39	1,000,000	1,172,540
Series AT-1 5% 6/15/31	5,000,000	5,797,600
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,441,750
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,436,038
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,431,788
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,153,471
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,747,999
Pennsylvania State Univ. Series 2015 A:
5% 9/1/30	1,100,000	1,295,569
5% 9/1/31	1,415,000	1,659,144
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,748,700
Series 2013 A2, 5% 12/1/38	2,500,000	2,860,825
Series 2014 A, 5% 12/1/31	865,000	982,199
Series 2014 A2, 0% 12/1/40 (b)	5,500,000	4,898,575
Series 2017 A1:
5% 12/1/30	3,500,000	4,198,985
5% 12/1/31	2,000,000	2,388,160
5% 12/1/33	1,500,000	1,778,760
Series 2018 A2, 5% 12/1/43	5,000,000	5,845,250
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,403,980
5% 7/1/31 (a)	1,000,000	1,171,220
5% 7/1/33 (a)	2,250,000	2,615,648
5% 7/1/37 (a)	2,205,000	2,529,995
5% 7/1/42 (a)	4,000,000	4,538,800
5% 7/1/47 (a)	3,035,000	3,427,759
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,518,095
5% 8/1/29	2,000,000	2,304,120
5% 8/1/30	1,500,000	1,721,100
5% 8/1/31	1,100,000	1,258,191
5% 10/1/33	1,500,000	1,731,315
5% 10/1/34	500,000	575,440
Philadelphia Gen. Oblig. Series 2017 A, 5% 8/1/30	1,500,000	1,757,010
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,667,525
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,056,470
5% 4/15/25	2,230,000	2,406,103
Series 2015 A, 5% 4/15/29	3,000,000	3,369,780
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,158,960
Series 2016 F, 5% 9/1/34	4,000,000	4,546,680
Series 2018 A:
5% 9/1/29	1,250,000	1,492,800
5% 9/1/30	1,000,000	1,183,900
5% 9/1/33	1,000,000	1,163,040
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,182,600
Series 2011 A, 5% 1/1/41	2,715,000	2,831,365
Series 2015 B, 5% 7/1/30	3,500,000	4,055,135
Series 2017 B:
5% 11/1/29	3,000,000	3,642,960
5% 11/1/30	3,700,000	4,460,350
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/31	1,000,000	1,165,730
5% 12/15/32	500,000	580,015
5% 12/15/33	500,000	578,855
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,469,398
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,219,940
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	657,438
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,494,272
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,162,388
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,326,061
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,134,950
Pittsburgh School District:
Series 2014 A, 5% 9/1/23	1,000,000	1,107,860
Series 2015:
5% 9/1/22 (FSA Insured)	885,000	985,129
5% 9/1/23 (FSA Insured)	1,085,000	1,241,555
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,157,780
5% 3/1/36 (FSA Insured)	1,050,000	1,211,060
5% 3/1/37 (FSA Insured)	1,600,000	1,838,896
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,109,524
5% 12/1/20	30,000	31,561
5% 12/1/22	30,000	33,268
5% 12/1/25	1,285,000	1,519,885
5% 12/1/27	1,480,000	1,730,431
5% 12/1/29	1,000,000	1,158,480
Series 2019 A, 4% 6/1/49 (c)	4,650,000	4,883,802
Southeastern Pennsylvania Trans. Auth. Rev. Series 2017, 5% 6/1/29	3,500,000	4,269,405
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,115,400
5% 1/1/38 (a)	1,125,000	1,247,434
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	4,500,000	5,050,125
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,405,050
5% 4/1/26 (FSA Insured)	1,000,000	1,161,220
5% 4/1/28 (FSA Insured)	1,390,000	1,614,040
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41	1,500,000	1,649,235
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,007,996
5% 7/1/25	4,465,000	4,629,446
5.25% 7/1/20	1,000,000	1,043,220
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,962,417
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,429,350
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,094,382

TOTAL PENNSYLVANIA		455,522,230

Pennsylvania, New Jersey - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	550,755
5% 7/1/23	1,000,000	1,104,510
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,198,990
5% 1/1/38	1,300,000	1,555,736
5% 1/1/39	1,000,000	1,194,910
5% 1/1/40	1,100,000	1,311,574

TOTAL PENNSYLVANIA, NEW JERSEY		6,916,475

TOTAL MUNICIPAL BONDS
(Cost $447,030,705)		463,243,327

Municipal Notes - 1.6%
Pennsylvania - 1.6%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 1.46% 4/5/19, LOC TD Banknorth, NA, VRDN (d)	2,750,000	$2,750,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 1.49% 4/1/19, LOC JPMorgan Chase Bank, VRDN (d)	2,500,000	2,500,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 1.47% 4/5/19, LOC TD Banknorth, NA, VRDN (d)	2,300,000	2,300,000
TOTAL MUNICIPAL NOTES
(Cost $7,550,000)		7,550,000
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $454,580,705)		470,793,327
NET OTHER ASSETS (LIABILITIES) - 0.6%		2,743,125
NET ASSETS - 100%		$473,536,452

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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